Finance income/(costs) (Tables)	12 Months Ended
Dec. 31, 2023
Finance income/(costs)
Schedule of finance income/(costs)

	2023	2022	2021
	£ 000	£ 000	£ 000
In-kind interest on convertible loan notes	(16,160)	(14,897)	—
Interest on loans from related parties	—	—	(483)
Interest expense on leases	(199)	(143)	(77)
Foreign exchange loss	—	(13,338)	—
Other	(101)	(116)	(15)
Total finance costs	(16,460)	(28,494)	(575)
Interest income on deposits	3,356	623	—
Foreign exchange gain	12,867	—	—
Fair value movements on convertible loan notes	15,705	25,723	25,761
Fair value movements on warrant liabilities	3,873	5,880	6,817
Other	—	—	12
Total finance income	35,801	32,226	32,590
Net finance income/(costs)	19,341	3,732	32,015